Document and Entity Information	May 08, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	TREDEGAR CORP
Amendment Flag	false
Entity Central Index Key	0000850429
Document Type	8-K
Document Period End Date	May 08, 2026
Entity File Number	1-10258
Entity Tax Identification Number	54-1497771
Entity Address, Address Line One	1100 Boulders Parkway
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23225
City Area Code	(804)
Local Phone Number	330-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, no par value
Trading Symbol	TG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
VA
Document And Entity Information [Line Items]
Entity Incorporation State Country Code	VA